Annual Operating Expenses {- Fidelity Advisor® Small Cap Fund} - 11.30 Fidelity Advisor Small Cap Fund - AMCIZ PRO-11 - Fidelity Advisor® Small Cap Fund	Jan. 29, 2021
Fidelity Advisor Small Cap Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.71%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual operating expenses	1.23%	[1]
Fidelity Advisor Small Cap Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.71%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.25%
Total annual operating expenses	1.46%	[1]
Fidelity Advisor Small Cap Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.71%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.33%
Total annual operating expenses	2.04%
Fidelity Advisor Small Cap Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.71%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.96%
Fidelity Advisor Small Cap Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.71%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.81%

[1]

(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.